Stock Options: Schedule of Share-based Compensation, Activity (Details) (USD $)	0 Months Ended		12 Months Ended
	May 02, 2011	Oct. 13, 2010	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2014
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			32,000	32,000	32,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			32,000	32,000	32,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 2.00	$ 2.00	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	6,000	26,000	32,000	32,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			32,000	32,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 2.00	$ 2.00	$ 2.00	$ 2.00